INVENTORIES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES

Inventories consisted of the following:

	March 31, 2016	December 31, 2015	March 31, 2015
	($ in millions)
Supplies	$73.7	$86.5	$40.2
Raw materials	88.0	91.5	63.6
Work in process	108.1	105.8	37.2
Finished goods	452.2	445.3	141.1
	722.0	729.1	282.1
LIFO reserve	(42.5)	(43.9)	(66.0)
Inventories, net	$679.5	$685.2	$216.1

In conjunction with the Acquisition, we obtained inventories with a fair value of $477.1 million as of October 5, 2015. Inventories are valued at the lower of cost or market. For U.S. inventories, inventory costs are determined principally by the dollar value last-in, first-out (LIFO) method of inventory accounting while for international inventories, inventory costs are determined principally by the first-in, first-out (FIFO) method of inventory accounting. Cost for other inventories has been determined principally by the average-cost method (primarily operating supplies, spare parts and maintenance parts). Elements of costs in inventories included raw materials, direct labor and manufacturing overhead. Inventories under the LIFO method are based on annual estimates of quantities and costs as of year-end; therefore, the condensed financial statements at March 31, 2016 reflect certain estimates relating to inventory quantities and costs at December 31, 2016. The replacement cost of our inventories would have been approximately $42.5 million, $43.9 million and $66.0 million higher than reported at March 31, 2016, December 31, 2015 and March 31, 2015, respectively.

INVENTORIES

	December 31,
	2015	2014
	($ in millions)
Supplies	$86.5	$39.2
Raw materials	91.5	63.3
Work in process	105.8	31.8
Finished goods	445.3	141.5
	729.1	275.8
LIFO reserves	(43.9)	(65.7)
Inventories, net	$685.2	$210.1

In conjunction with the Acquisition, we obtained inventories with a fair value of $477.1 million as of October 5, 2015. Inventories valued using the LIFO method comprised 49% and 58% of the total inventories at December 31, 2015 and 2014, respectively.  The replacement cost of our inventories would have been approximately $43.9 million and $65.7 million higher than that reported at December 31, 2015 and 2014, respectively. During 2014 the reduction in LIFO inventory quantities resulted in LIFO inventory liquidation losses of $1.5 million.